Current and Non-current Financial liabilities, net	12 Months Ended
Dec. 31, 2021
Current And Non-current Financial Liabilities Net
Current and Non-current Financial liabilities, net

14. Current and Non-current Financial liabilities, net

The Company’s Financial liabilities consisted of the following:

	Interest Rate	Maturity Date		December 31, 2021(1)	December 31, 2020(1)
2021 Convertible Debts, net	5%	2022	(2)	23,568	—
Of which principal and accumulated interest expenses				30,291	—
Of which unamortized debt discounts and debt issuance costs				(6,723)	—
Secured Long Term Loan, net	12.7%	2023		13,290	—
Long Term Loan, net	4.5%	2026		3,690	3,941
Long Term Loan, net	5.4%	2024		1,937	—
Other financial liabilities	2.6%	Varias		1,045	238
Promissory Notes	18%	2021		—	587
Promissory Notes	8%	2021		—	429
Revolving Credit	9%	2021		—	1,694
Total Financial Liabilities, net				43,530	6,889
Of which classified as Current Financial Liabilities, net				25,473	2,861
Of which classified as Non-Current Financial Liabilities, net				18,057	4,028

(1)	The amounts include principal and accumulated interests.
(2)	Convertible debts have three maturity dates: 10.12.2022 – 10.28.2022 – 11.12.2022

As of December 31, 2021, the Company expects to settle the principal of the financial liabilities outstanding based on the following annual re-payment schedule. The principal of the 2021 Convertible debts, amounted to $30 million, has been categorized in 2022 repayments, without considering the impact of a conversion.

Year ending December 31:
2022	$31,918
2023	16,906
2024	1,252
2025	957
Thereafter	851
Total future repayments of principal	$51,884

The table below shows the financial liabilities’ impact on the statements of operations, Interest expense, net account, related to the for the year ended on December 31, 2021, and December 31, 2020.

Schedule of Interest expenses, net	Year Ended December 31,
	2021	2020
2021 Convertible debts	$2,063	$—
Of which Amortization of debt discount and issuance costs related to 2021 Convertible Debts	1,772	—
Of which Interest expenses related to 2021 Convertible Debts	291	—
Secured Long Term Loan	1,342	—
Other financial liabilities	854	2,144
Total Interest expenses related to Financial liabilities	$4,259	$2,144
Other interest expenses not related to Financial liabilities	32	88
Total Interest expenses, net	$4,291	$2,232

2021 Convertible Debts

On October 12, 2021 (“closing date”), the Company entered into a Securities Purchase Agreement (the “SPA”) with YA II, Ltd. (the “Note holder”), pursuant to the terms of the SPA, the Company issued to the Note holder the followings: (i) 150,000 shares of Class A common stock as a commitment fee, at closing date (ii) a first convertible note in the principal amount of $15 million, at closing date (iii) 1,000,000 Warrants to buy 1,000,000 Class A common shares with an exercise price of $20.00 per share, at closing date and five years as expiration date, (iv) a second convertible note in the principal amount of $10 million, issued on October 27, 2021, and (v) a third convertible note in the principal amount of $5 million, issued on November 12, 2021. In exchange for the issuances of the commitment Shares, the three convertible notes and the warrants, the Company received from the Note holder proceeds of $30 million.

Each of the three convertible note matures on the one-year anniversary date of the issuance of such convertible note and bears interest at a rate of 5% per annum. In case of an event of default under the convertible notes, the interest rate increases to 15% per annum.

The three convertible notes are convertible by the Note holder upon issuance. The conversion price will be lower of $20.00 or 92.5% of the lowest daily volume-weighted average price of the Class A Common Stock during the five consecutive trading days immediately preceding the conversion date, provided that the conversion price may not be less than the Floor Price, settled as $10.00 for the first note, $8.25 for the second note and $8.55 for the third note. The Company can reset the Floor Prices any time after the issuance.

Based on the SPA, the Company is required to pay a redemption premium in two circumstances: if the Company redeems the convertible notes prior to maturity, the Company must pay a redemption fee equal to 10% of the principal amount being redeemed thereafter. Alternatively, the Company is required to start making monthly payments if 90 days after the issuance, the daily volume-weighted average is less than the Floor Price ($10.00 for the first note, $8.25 for the second note and $8.55 for the third note) for ten trading days during a period of 15 consecutive trading days (the “Triggering Date”). Each monthly payment shall be in an amount equal to the sum of (i) the principal amount outstanding as of the Triggering Date divided by the number of such monthly payments until maturity, (ii) a redemption premium of 10% of such principal amount and (iii) accrued and unpaid interest hereunder as of each payment date. Under certain circumstances, such payments after a Triggering Date may no longer be required. In detail, the Company obligation to make monthly payments cease if (i) any time after the Triggering date the Company reset the Floor Price. The maximum value of the redemption premium is $3,000,000.

At the issuance dates of the Convertible Notes, the Company separated the Convertible Notes into a liability and equity components.

In detail, at the issuance of the convertible notes, the Company determined the fair value of:

(i)	1,000,000 warrants issued. The fair value of each warrant was $2.64, and it is based on the following assumptions: risk free rate 1.08%, volatility 48% and remaining term 5.00 years;
(ii)	150,000 commitment shares issued. The fair value of each share was $10.65, based on the closing price of Company’s common stock at the issuance date; and

(iii)	convertible notes fair value has been approximated with their principal amount, $30 million due to the short term.

The Company allocated the gross proceeds between the Convertible Note - classified as Current liability - and the warrants - classified as equity component with no subsequent re-measurement - based upon their relative fair values. Additionally, the Company recorded the following debt discounts related to the Convertible notes:

a)	A beneficial conversion feature embedded (“BCF”) in the Convertible Notes, amounted to $4,186. The BCF has been determined by its intrinsic value at closing date, bifurcated from the host liability, and accounted as equity with no subsequent re-measurement;
b)	The fair value of the 150,000 commitment shares, amounted to $1,598. It also represents an equity component recorded at closing date with no subsequent re-measurement; and
c)	Issuance costs mainly related to legal fees, amounted to $466 ($210 cash and $256 issuance of common shares).

The equity components recorded are not remeasured as long as they continue to meet the conditions for equity classification.

The difference between the principal amounts of the Convertible Notes and the liability components ("debt discount") is amortized to interest expense over the contractual term of the notes.

During 2021, the Company did not make any payment or resettle the Floor Prices for the Convertible Notes, refer to Note 23. Subsequent Events for further details over the convertible notes’ activities after December 31, 2021.

12.7% Secured Long Term Loan

On March 23, 2021, the Company entered into a $15,000 secured term loan facility with an institutional lender. The loan agreement has a maturity date of December 1, 2023, with a prepayment option for the Company after 12 months. At inception, the company prepaid interests and an insurance premium for $2,783.

As of December 31, 2021, the Company accounted the loan as Non-Current Financial liabilities net of intermediary fees and bank fees.

4.5% Long-term loan

On November 5, 2020, the Company, through one of its wholly-owned Italian subsidiaries, obtained a loan for Euro 3,500 from an Italian bank. The Company accounted the loan between Current and Non-Current Financial liabilities based on the repayment terms. During the years ended on December 31, 2021, and 2020, the Company re-paid $59 (Euro 52) and $0 of the principal amount, respectively; in line with the re-payment plan.

5.4% Long-term loan

On March 15, 2021, the Company, through one of its wholly-owned Italian subsidiaries, obtained a loan for Euro 2,000 from an Italian bank. As of December 31, 2020, the Company accounted the loan as Non-Current Financial liabilities net of intermediary fees and bank fees. The Company accounted the loan between Current and Non-Current Financial liabilities based on the repayment terms. During the year ended on December 31, 2021, the Company re-paid $216 (Euro 190) of the principal amount, in line with the re-payment plan.

Debt extinguished during 2021

8% Promissory notes

On June 18, 2021, and July 1, 2021, the Company entered into two unsecured promissory note agreements with an Helbiz shareholder for cumulative proceeds of $5,000. On August 12, 2021, the Company consummated the business combination with GRNV and concurrently settle the $5,000 debt through the issuance of 500,000 GreenVision PIPE units.

On March 4, 2020, and on April 3, 2020, the Company entered into two 8% unsecured promissory note agreements for cumulative proceeds of $400. On August 26, 2021, the Company fully repaid the two 8% unsecured promissory notes

0% CEO Promissory notes – Related Party

During May and June 2021, Helbiz Chief Executive Officer, has lent Helbiz, funds on an interest-free basis for cumulative gross proceeds of $2,010 through Promissory Notes. On August 16, 2021, the Company repaid the principal of the 0% CEO Promissory Notes.

Revolving Credit

In March 2018, the Company entered into an unsecured Senior Revolving Credit Agreement. On March 24, 2021, the Company re-paid the Revolving Credit and the accumulated interests and closed the Revolving Credit line.

18% Promissory Notes

On May 25, 2020, the Company entered into two 18% promissory note agreements. The two promissory notes have a cumulative principal of $2,000. On March 24, 2021, the Company early re-paid the remaining outstanding balance, including accumulated interests.